Subsequent events (Narrative) (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 40,000	$ 15,000
Two-year loan agreement [Member] | Subsequent events [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 15,000
Borrowings, interest rate	6.85%
Three-year loan agreement [Member] | Subsequent events [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,000
Borrowings, interest rate	8.36%
Initial fee of principal	0.70%